Taxation - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Taxation
Income before income taxes	¥ (246,109)	$ (35,193)	¥ (588,087)	¥ 7,869
Taxation
PRC statutory income tax rate	(61,527)		(147,021)	1,967
Statutory tax rate difference between local and Hong Kong			117,584	(31,403)
Tax rate difference from tax holiday and statutory rate in other jurisdictions, tax refund and others			5,139	7,059
Change in valuation allowance	41,976		23,393	4,302
Share-based payment awards	2,229
Additional deduction for research and development expenditures	(17,097)
Tax holiday	27,963
Other non-deductible expenses	10,867
Income tax (benefits)/expenses	¥ 796	$ 114	¥ (905)	¥ (18,075)
Tax Jurisdiction of Domicile [Extensible Enumeration]	CHINA	CHINA
Percent
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Changes in valuation allowances	(17.10%)	(17.10%)
Share-based payment awards	(0.90%)	(0.90%)
Additional deduction for research and development expenditures	6.90%	6.90%
Tax holiday	(11.40%)	(11.40%)
Other non-deductible expenses	(4.40%)	(4.40%)
Income tax expenses	(0.30%)	(0.30%)
Hong Kong
Taxation
Statutory tax rate difference between local and Hong Kong	¥ (1,490)
Hong Kong offshore account interest income	¥ (4,015)
Percent
Statutory tax rate difference between local and Hong Kong	0.60%	0.60%
Hong Kong offshore account interest income	1.60%	1.60%
Other
Taxation
Others	¥ 1,890
Percent
Others	(0.80%)	(0.80%)